Share capital (Details Narrative)																6 Months Ended	12 Months Ended
	Apr. 20, 2025 USD ($)	Apr. 20, 2025 SGD ($)	Apr. 07, 2025 USD ($) $ / shares shares	Apr. 20, 2024 USD ($) shares	Apr. 20, 2024 SGD ($) shares	Apr. 17, 2024 USD ($) shares	Apr. 17, 2024 SGD ($) shares	Apr. 10, 2024 USD ($) shares	Apr. 10, 2024 SGD ($) shares	Feb. 18, 2024	Feb. 18, 2024	Feb. 01, 2024 USD ($) shares $ / shares	Feb. 01, 2024 SGD ($) shares	Jun. 12, 2023 USD ($) shares	Jun. 12, 2023 SGD ($) shares	Jun. 30, 2025 shares	Dec. 31, 2024 shares	Dec. 31, 2023 shares
IfrsStatementLineItems [Line Items]
Number of shares granted																541,748	1,180,000
Description of share capital										On February 18, 2024, the Company has consolidated every five issued and unissued existing shares of par value of US$0.0001 each into one share of par value of US$0.0005 each.	On February 18, 2024, the Company consolidated every five issued and unissued existing shares of par value of US$0.0001 each into one share of par value of US$0.0005 each.
Investors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				33,333	33,333	34,000	34,000	100,000	100,000
Number of shares issued, value				$ 99,000	$ 126,765	$ 102,000	$ 130,600	$ 300,000	$ 384,138
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued			2,450,000											359,940	359,940	10,864,802	8,152,574	34,026,203
Number of shares issued, value														$ 250,000	$ 329,825
Number of shares issued for service														1,397,600	1,397,600
Par value per share | $ / shares			$ 4.00
Ordinary shares [member] | Employees [member]
IfrsStatementLineItems [Line Items]
Number of shares granted												5,900,000	5,900,000
Exercise price | $ / shares												$ 0.0001
Fair value of stock options												$ 2,690,000	$ 3,606,000
Ordinary shares [member] | Investors [member]
IfrsStatementLineItems [Line Items]
Number of shares issued				33,333	33,333	34,000	34,000	100,000	100,000
Number of shares issued, value	$ 7,614,000	$ 2,081,982		$ 99,000	$ 126,810	$ 102,000	$ 130,607	$ 300,000	$ 384,100
Number of shares issued, value | $			$ 1,594,509